Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in value of plan assets
Balance, beginning of year	$ 3,919
Balance, end of year	4,162	$ 3,919
Other assets (Note 9)	259	66
Other liabilities (Note 16)	(740)	(905)
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,995	3,632
Service costs	109	98
Employee contributions	18	17
Interest costs	98	113
Benefits paid	(170)	(162)
Actuarial (gains) losses	(111)	350
Past service credits/plan amendments	(2)	0
Foreign currency translation	(15)	(53)
Balance, end of year	3,922	3,995
Change in value of plan assets
Balance, beginning of year	3,528	3,208
Actual return on plan assets	291	444
Benefits paid	(158)	(155)
Employee contributions	18	17
Employer contributions	55	62
Foreign currency translation	(12)	(48)
Balance, end of year	3,722	3,528
Funded status	(200)	(467)
Other assets (Note 9)	204	58
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(391)	(512)
Net liabilities	(200)	(467)
Accumulated benefit obligation	3,586	3,679
OPEB Plans
Change in benefit obligation
Balance, beginning of year	789	712
Service costs	35	32
Employee contributions	2	2
Interest costs	19	22
Benefits paid	(25)	(27)
Actuarial (gains) losses	(70)	62
Past service credits/plan amendments	0	(3)
Foreign currency translation	(3)	(11)
Balance, end of year	747	789
Change in value of plan assets
Balance, beginning of year	391	343
Actual return on plan assets	48	55
Benefits paid	(21)	(27)
Employee contributions	2	2
Employer contributions	22	28
Foreign currency translation	(2)	(10)
Balance, end of year	440	391
Funded status	(307)	(398)
Other assets (Note 9)	55	8
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(349)	(393)
Net liabilities	$ (307)	$ (398)